RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances
The Consolidated Balance Sheets include the following amounts due from and to related parties, excluding direct financing lease balances (see Note 15):

(in thousands of $)	2013	2012
Amounts due from:
Frontline Charterers	—	51,788
Frontline Ltd	10,016	810
UFC	770	—
Deep Sea	—	1,305
NADL	2,163	—
Seadrill	300	300
Total amount due from related parties	13,249	54,203
Loans to related parties - associated companies, long-term
SFL West Polaris	100,383	67,010
SFL Deepwater	115,222	154,874
SFL Hercules	120,110	—
SFL Linus	195,000	—
Total loans to related parties - associated companies, long-term	530,715	221,884
Loans to related parties - others, long-term
Frontline Ltd	48,847	—
Total loans to related parties - others, long-term	48,847	—
Amounts due to:
Frontline Charterers	815	804
Frontline Management	1,011	815
Bluelot	6,064	3,802
Corte Real	6,018	3,756
Other related parties	57	50
Total amount due to related parties	13,965	9,227

Summary of leasing revenues earned from related parties
A summary of leasing revenues earned from the Frontline Charterers, Seadrill, Deep Sea and UFC is as follows:

(in millions of $)	2013	2012	2011
Operating lease income	24.0	20.7	21.9
Direct financing lease interest income	55.4	59.2	97.8
Finance lease service revenue	52.4	64.8	70.0
Direct financing lease repayments	47.4	52.8	199.5
Profit sharing revenues	0.8	52.2	0.5